Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory tax rate		21.00%	21.00%
Net operating loss carry forward		$ 2,004,266	$ 1,094,388
State net operating losses		8,042,840	2,057,792
Amount of NOLs with no expiration		1,797,757
Deferred tax assets net operating losses		715,079	325,097
Valuation allowance		$ 1,031,792	$ 384,510
Annual effective tax rates percentage	0.00%
Income tax liability	$ 14,926